Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Morgan Stanley Mortgage Securities Trust (Prospectus Summary): | Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Supplement Text	ck0000806564_SupplementTextBlock

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2011

The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may invest in asset-backed securities. The Fund may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT2 6/11

Investment Strategy, Heading	rr_StrategyHeading	The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in asset-backed securities. The Fund may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Morgan Stanley Mortgage Securities Trust | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGBX
Morgan Stanley Mortgage Securities Trust | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGDX